Document and Entity Information	Feb. 17, 2022
Document and Entity Information
Document Type	8-K
Document Period End Date	Feb. 17, 2022
Entity File Number	001-38373
Entity Registrant Name	TRANSOCEAN LTD
Entity Incorporation, State or Country Code	V8
Entity Tax Identification Number	98-0599916
Entity Address, Address Line One	Turmstrasse 30
Entity Address, City or Town	Steinhausen
Entity Address, Postal Zip Code	CH-6312
Entity Address, Country	CH
City Area Code	+41 (41)
Local Phone Number	749-0500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001451505
Amendment Flag	false
Shares
Document and Entity Information
Title of 12(b) Security	Shares
Trading Symbol	RIG
Security Exchange Name	NYSE
0.50% Exchangeable Bonds due January 2023
Document and Entity Information
Title of 12(b) Security	0.50% Exchangeable Senior Bonds due 2023
Trading Symbol	RIG/23
Security Exchange Name	NYSE